Restructuring Costs and Similar Items - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of restructuring costs and similar items [abstract]
Expense of restructuring activities	€ 731	€ 879	€ 795
Sanofi transformation programs	€ 110	€ 45	€ 0